Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of outstanding stock options
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2022 and 2021:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2021	—	—	3,076	6,970,505	16.59
Forfeited	(617)	—	—	(264,395)	30.06
Granted	972,714	1,395,169	7,295	3,374,192	117.25
Exercised	—	—	—	(1,233,084)	7.29
Outstanding, end of year 2021	972,097 [1]	1,395,169	10,371	8,847,218	55.87
Forfeited	(53,947)	—	—	(194,517)	53.96
Granted	3,067,155	383,262	38,225	41,845	37.97
Exercised	(92,662)	—	—	(100,257)	20.69
Outstanding, end of year 2022	3,892,643 [1]	1,778,431	48,596	8,594,289	56.24

Exercisable, end of year 2021	—	—	10,371	2,656,976	8.95
Exercisable, end of year 2022	241,732	141,122	48,596	3,762,900	22.30

Granted - Weighted average grant date fair value 2021	$97.11	$92.74	$71.65	$31.48	—
Granted - Weighted average grant date fair value 2022	$38.45	$49.76	$30.79	$7.01	—
[1] 484,590 RSUs outstanding were granted in 2021 to a third party consultant. However the Company and the third party consultant only reached a mutual understanding of the services to be rendered by the consultant in 2022. As a result, the accounting grant date of the 484,590 RSUs was met in March 2022. The fair value of the services of $25,000 was estimated at the grant date.

Schedule of outstanding RSUs, PSUs, and DSUs
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2022 and 2021:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2021	—	—	3,076	6,970,505	16.59
Forfeited	(617)	—	—	(264,395)	30.06
Granted	972,714	1,395,169	7,295	3,374,192	117.25
Exercised	—	—	—	(1,233,084)	7.29
Outstanding, end of year 2021	972,097 [1]	1,395,169	10,371	8,847,218	55.87
Forfeited	(53,947)	—	—	(194,517)	53.96
Granted	3,067,155	383,262	38,225	41,845	37.97
Exercised	(92,662)	—	—	(100,257)	20.69
Outstanding, end of year 2022	3,892,643 [1]	1,778,431	48,596	8,594,289	56.24

Exercisable, end of year 2021	—	—	10,371	2,656,976	8.95
Exercisable, end of year 2022	241,732	141,122	48,596	3,762,900	22.30

Granted - Weighted average grant date fair value 2021	$97.11	$92.74	$71.65	$31.48	—
Granted - Weighted average grant date fair value 2022	$38.45	$49.76	$30.79	$7.01	—
[1] 484,590 RSUs outstanding were granted in 2021 to a third party consultant. However the Company and the third party consultant only reached a mutual understanding of the services to be rendered by the consultant in 2022. As a result, the accounting grant date of the 484,590 RSUs was met in March 2022. The fair value of the services of $25,000 was estimated at the grant date.

Schedule of stock options outstanding and exercisable weighted average remaining term
The table below summarizes the share-based payments units outstanding based on the greater of the exercise price and the share price to be reached under the market performance conditions:

	As at December 31, 2022		For the year ended December 31, 2022
	Units outstanding	Unrecognized share-based payments	Share-based payments
		$	$

$0.00 - $37.51	9,908,931	121,004	78,388
$47.21 - $78.58	727,407	1,582	3,546
$104.53 and above	3,677,621	71,519	57,169
Total	14,313,959	194,105	139,103
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2022:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	1,059,719	5.1	1,059,719	5.1
3.42 – 4.00	827,740	5.7	827,740	5.7
4.70 – 6.30	96,794	6.2	96,794	6.2
11.51 – 17.22	556,312	7.1	276,742	7.0
26.00 – 47.21	2,743,506	7.8	1,036,602	7.8
56.75 – 78.58	297,597	4.7	245,637	3.9
104.53 – 127.33	3,012,621	8.7	219,666	8.7
	8,594,289	7.4	3,762,900	6.3

Schedule of stock options outstanding and exercisable by exercise price
The table below summarizes the share-based payments units outstanding based on the greater of the exercise price and the share price to be reached under the market performance conditions:

	As at December 31, 2022		For the year ended December 31, 2022
	Units outstanding	Unrecognized share-based payments	Share-based payments
		$	$

$0.00 - $37.51	9,908,931	121,004	78,388
$47.21 - $78.58	727,407	1,582	3,546
$104.53 and above	3,677,621	71,519	57,169
Total	14,313,959	194,105	139,103
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2022:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	1,059,719	5.1	1,059,719	5.1
3.42 – 4.00	827,740	5.7	827,740	5.7
4.70 – 6.30	96,794	6.2	96,794	6.2
11.51 – 17.22	556,312	7.1	276,742	7.0
26.00 – 47.21	2,743,506	7.8	1,036,602	7.8
56.75 – 78.58	297,597	4.7	245,637	3.9
104.53 – 127.33	3,012,621	8.7	219,666	8.7
	8,594,289	7.4	3,762,900	6.3

Schedule of stock options weighted average assumptions
The fair value of stock options granted during the years ended December 31, 2022 and 2021, was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2022	2021
Share price	$37.97	$117.25
Exercise price	$37.97	$117.25
Risk-free interest rate	2.98%	1.08%
Expected volatility	41.3%	33.4%
Expected term	1.1 years	5.9 years